Schedule of Debt and Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 29, 2012 Revolving Credit Facility	Dec. 31, 2011 Revolving Credit Facility Original Senior Secured Credit Facility	Sep. 29, 2012 Four Hundred Fifty Three Point Nine Million Term Loan Facility Amended Senior Secured Credit Facility	Sep. 29, 2012 Three Hundred Eighty Seven Point Five Million Term Loan Facility Amended Senior Secured Credit Facility	Dec. 31, 2011 Original Term Loans Original Senior Secured Credit Facility	Dec. 31, 2010 Original Term Loans Original Senior Secured Credit Facility	Mar. 20, 2012 8.75% Second Priority Senior Secured Notes Amended Senior Secured Credit Facility	Sep. 29, 2012 8.75% Second Priority Senior Secured Notes Original Senior Secured Credit Facility	Sep. 29, 2012 10.875% Senior Notes	Dec. 31, 2011 10.875% Senior Notes	Dec. 31, 2010 10.875% Senior Notes	Sep. 29, 2012 7.75% Senior Unsecured Notes	Dec. 31, 2011 7.75% Senior Unsecured Notes	Sep. 29, 2012 9.75% Senior Subordinated Notes	Dec. 31, 2011 9.75% Senior Subordinated Notes	Dec. 31, 2010 9.75% Senior Subordinated Notes	Sep. 29, 2012 Capital Lease Obligations and Other	Dec. 31, 2011 Capital Lease Obligations and Other	Dec. 31, 2010 Capital Lease Obligations and Other
Debt Instrument [Line Items]
Debt and Capital Lease Obligations	$ 2,165,477	$ 2,167,911	$ 1,825,112	$ 38,000	$ 51,000	$ 445,062	$ 384,868	$ 838,591	$ 845,792	$ 230,000	$ 230,000	$ 467,541	$ 678,282	$ 679,239	$ 300,000	$ 300,000	$ 300,000	$ 300,000	$ 300,000	$ 6	$ 38	$ 81
Current maturities	(8,614)	(8,820)	(8,821)
Long-term debt and capital lease obligations	$ 2,156,863	$ 2,159,091	$ 1,816,291